Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash	$ 25,000	$ 25,000
Prepaid expenses	482,069
Total current assets	507,069	25,000
Deferred offering costs associated with the initial public offering		180,805
Other assets	64,562
Cash equivalents held in Trust Account	300,023,016
Total Assets	300,594,647	205,805
Current Liabilities:
Accrued expenses	1,316,833	76,294
Payables to related party	557,123	105,805
Sponsor loan – promissory notes	949,154
Franchise tax payable	200,000
Total Current Liabilities	3,023,110	182,099
Warrant liability	19,954,232
FPS liability	4,452,968
Total Liabilities	27,430,310	182,099
Commitments and Contingencies
Class A common stock subject to possible redemption, 30,000,000 and 0 shares issued and outstanding at redemption value of $10.00 per share as of December 31, 2021 and 2020, respectively	300,000,000
Stockholders’ Equity (Deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding as of both December 31, 2021 and, 2020
Class A common stock, $0.0001 par value; 160,000,000 shares authorized; 700,000 shares issued and outstanding (excluding 30,000,000 shares subject to possible redemption) as of December 31, 2021 and no shares issued or outstanding as of December 31, 2020	70
Class B common stock, $0.0001 par value; 40,000,000 shares authorized; 7,500,000 and 8,625,000(1) shares issued and outstanding as of December 31, 2021 and, 2020, respectively	750	863
Additional paid-in capital	160,975	24,137
Accumulated deficit	(26,997,458)	(1,294)
Total Stockholders’ Equity (Deficit)	(26,835,663)	23,706
Total Liabilities and Stockholders’ Equity (Deficit)	$ 300,594,647	$ 205,805